Audit Information	12 Months Ended
Dec. 31, 2022
Auditor [Line Items]
Auditor Name	PricewaterhouseCoopers Audit
Auditor Location	Paris-La Défense
Auditor Firm ID	1347
Ernst & Young et Autres
Auditor [Line Items]
Auditor Name	Ernst & Young et Autres
Auditor Location	Neuilly-sur-Seine
Auditor Firm ID	1704